NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Beginning balance		$ 208,503	$ 645,055
Reduction in fair value of conversion option liability for conversion of promissory note			(30,795)
Gain from change in the fair value of conversion option liability		(10,995)	(405,757)
Ending balance		$ 197,508	$ 208,503
Conversion Option Liability [Member]
Beginning balance	$ 197,508
Gain from change in the fair value of conversion option liability	(1,898,594)
Initial value of conversion option liability	3,060,580
Ending balance	1,359,494
Warrant Derivative Liability [Member]
Warrant Derivative Liability, Beginning balance	0
Initial value of warrant derivative liability	4,680,013
Gain from change in the fair value of warrant derivative liability	(1,932,624)
Warrant Derivative Liability, Ending balance	$ 2,747,389